Loss From Continuing Operations Before Income Taxes by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Geographic Reporting Disclosure [Line Items]
Income (loss) from continuing operations before income taxes	$ (34,682)	$ (12,925)	$ (67,635)
Taiwan
Geographic Reporting Disclosure [Line Items]
Income (loss) from continuing operations before income taxes	(33,077)	(14,871)	(770)
Foreign Tax Authority
Geographic Reporting Disclosure [Line Items]
Income (loss) from continuing operations before income taxes	$ (1,605)	$ 1,946	$ (66,865)